Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	COPLEY FUND INC /NV/
Central Index Key	dei_EntityCentralIndexKey	0000721291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2011
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COPLX